JPMorgan Trust I

270 Park Avenue

New York, New York 10017

February 22, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

The JPMorgan Dynamic Income Fund and

The JPMorgan Total Bond Plus Fund (the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 255 under the 1933 Act (Amendment No. 256 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering new Funds as new series of the Trust.

Included in the filing are the prospectuses and Statements of Additional Information for the Funds. The JPMorgan Dynamic Income Fund seeks current income with a secondary objective of capital appreciation. The Fund allocates its investments among loan participations and assignments and other types of high yield, high risk debt securities. The Fund may also use leverage by borrowing to acquire additional securities. We are registering Class A, Class C, Select Class and Class R6 Shares for this Fund.

The JPMorgan Total Bond Plus Fund seeks to provide total return. The Fund invests in debt securities including corporate bonds, U.S. Treasury obligations, other U.S. government and agency securities, as well as asset-backed, mortgage-related and mortgage-backed securities. We are registering Class A, Class C, Select Class and Class R6 Shares of this Fund.

If you have any questions or comments, please contact me at (614) 901-1410.

/s/ Jessica K. Ditullio
Jessica K. Ditullio

Assistant Secretary

cc: Vincent Di Stefano